AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.0%
Asset-Backed Securities — 30.3%
Automobiles — 12.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	700	$ 702,553
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	183	183,071
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	900	915,926
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	1,000	1,043,516
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	386	386,420
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	202	202,413
Series 2017-02, Class A2, 144A
1.970%	01/20/23	170	169,364
Series 2018-01, Class A2, 144A
2.870%	10/20/23	473	475,032
Series 2018-02, Class A2, 144A
3.140%	02/20/24	508	512,036
Ford Credit Auto Owner Trust,
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,000	1,012,449
Series 2017-02, Class A, 144A
2.360%	03/15/29	1,300	1,305,784
Series 2019-01, Class A, 144A
3.520%	07/15/30	900	951,862
Ford Credit Floorplan Master Owner Trust,
Series 2018-02, Class A
3.170%	03/15/25	1,300	1,343,905
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,260
GMF Floorplan Owner Revolving Trust,
Series 2017-01, Class A2, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.000%)
2.598%(c)	01/18/22	1,700	1,701,700
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	137	136,600
Series 2018-01A, Class A, 144A
3.430%	12/16/24	1,000	1,016,742
Series 2019-01A, Class A, 144A
3.630%	09/14/27	800	834,026
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	700	715,484
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	209	208,726
			13,920,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 11.5%
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/15/28	2,000	$ 2,003,114
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-11A, Class X, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	04/15/29	63	62,506
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.172%(c)	01/16/26	200	199,954
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.313%(c)	04/15/31	500	494,185
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.286%(c)	02/20/31	1,000	993,765
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	750	744,182
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	04/20/31	750	741,861
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.509%(c)	10/23/31	1,500	1,493,782
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	500	495,765
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.563%(c)	01/15/32	750	749,528
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.453%(c)	01/17/31	500	496,729
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	4,000	3,969,284
			12,695,258
Consumer Loans — 1.1%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	610	616,062
A1

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-02, Class A, 144A
3.010%	04/25/28	635	$ 639,463
			1,255,525
Credit Cards — 3.0%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	700	717,188
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	900	907,058
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.620%)
2.666%(c)	04/22/26	700	705,171
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,000	1,022,005
			3,351,422
Equipment — 1.0%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	800	803,840
Series 2019-A, Class A5, 144A
3.080%	11/12/41	300	309,407
			1,113,247
Student Loans — 1.1%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	513	513,497
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	300	309,815
SoFi Professional Loan Program LLC,
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	367	366,994
			1,190,306

Total Asset-Backed Securities (cost $33,243,919)			33,526,627
Commercial Mortgage-Backed Securities — 18.9%
Barclays Commercial Mortgage Securities,
Series 2017-C01, Class A1
2.010%	02/15/50	449	447,216
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	2,000	2,065,204
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A1
1.499%	08/10/49	463	459,867
Series 2016-P04, Class A3
2.646%	07/10/49	500	510,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2014-CR21, Class A3
3.528%	12/10/47	464	$ 490,293
Series 2014-LC17, Class A3
3.723%	10/10/47	115	118,578
Series 2014-UBS02, Class A2
2.820%	03/10/47	26	26,056
Series 2014-UBS04, Class A5
3.694%	08/10/47	155	164,064
Series 2015-PC01, Class A2
3.148%	07/10/50	862	864,178
Series 2016-COR01, Class A3
2.826%	10/10/49	1,600	1,642,896
Series 2016-DC02, Class A5
3.765%	02/10/49	390	421,130
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A1
2.010%	11/15/48	682	680,471
Series 2016-C06, Class A1
1.493%	01/15/49	316	314,927
Series 2016-C06, Class A2
2.662%	01/15/49	150	150,699
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	1,185	1,180,611
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	778	815,533
Series 2019-M01, Class A1
3.355%	06/25/28	693	743,061
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class A2
2.673%	03/25/26	200	207,454
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3
3.526%	08/10/46	145	146,025
Series 2017-GS07, Class A1
1.950%	08/10/50	696	694,699
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A2
2.773%	10/15/48	92	91,963
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2
2.882%	12/15/49	1,400	1,450,307
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A4
2.611%	12/15/47	204	204,032
Series 2013-LC11, Class A4
2.694%	04/15/46	897	913,119
Series 2016-JP02, Class A1
1.324%	08/15/49	192	191,022
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class A3
3.211%	10/15/48	370	383,033
Series 2016-C32, Class A1
1.968%	12/15/49	287	285,617

A2

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	1,327	$ 1,316,292
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	1,729	1,726,462
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	559	564,555
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A1
1.944%	12/15/49	1,081	1,077,985
Series 2017-C38, Class A1
1.968%	07/15/50	509	507,999

Total Commercial Mortgage-Backed Securities (cost $20,537,128)			20,856,153
Corporate Bonds — 14.0%
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	295	295,040
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	20	20,461
			315,501
Banks — 5.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	168	175,459
Sub. Notes, MTN
4.450%	03/03/26	695	757,404
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	10/05/20	200	199,608
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.400%	05/01/26	405	423,026
3.700%	01/12/26	25	26,548
Sub. Notes
4.400%	06/10/25	520	559,723
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	250	261,094
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	500	499,675
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	475	489,797
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	60	62,547
3.850%	01/26/27	470	498,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	160	$ 164,050
3.200%	06/15/26	600	622,883
Sub. Notes
4.250%	10/01/27	305	335,084
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	720	772,835
Sub. Notes, GMTN
4.350%	09/08/26	385	416,926
			6,265,034
Commercial Services — 0.7%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	810,069
Diversified Financial Services — 0.7%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	250	265,413
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	262,835
Ontario Teachers’ Finance Trust (Canada),
Gov’t. Gtd. Notes, 144A
2.750%	04/16/21	250	253,380
			781,628
Electric — 1.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/22	300	301,005
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	15	15,076
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	960	994,627
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	35	35,226
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	615	634,151
			1,980,085
Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	25	26,201
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	750	792,426

A3

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	115	$ 126,150
Multi-National — 1.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	580	576,717
2.750%	01/06/23	650	654,986
			1,231,703
Oil & Gas — 0.9%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	225	217,125
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	303	308,464
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	494	510,860
			1,036,449
Packaging & Containers — 0.6%
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23	635	666,394
Pipelines — 0.3%
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26	315	324,837
Telecommunications — 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	500	552,244
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21(a)	279	279,084
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	335	348,612
			1,179,940

Total Corporate Bonds (cost $15,063,720)			15,536,417
Residential Mortgage-Backed Securities — 1.7%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	144	144,476
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	294	293,494
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	800	$ 800,255
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	454	474,965
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	200	200,203

Total Residential Mortgage-Backed Securities (cost $1,899,559)			1,913,393
Sovereign Bonds — 5.5%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	200,352
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	09/08/20	400	399,468
2.125%	10/25/23	200	201,093
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	1,000	999,340
2.200%	07/26/22	260	262,902
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26	300	303,691
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	400	418,540
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	1,500	1,518,172
2.500%	09/10/21	105	106,347
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	780	825,256
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.500%	04/23/28	325	370,306
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20	500	499,675

Total Sovereign Bonds (cost $5,960,383)			6,105,142
U.S. Government Agency Obligations — 15.6%
Federal Home Loan Bank
3.000%	10/12/21	5,000	5,132,540
Federal Home Loan Mortgage Corp.
2.375%	02/16/21	4,500	4,536,383
Federal National Mortgage Assoc.
2.125%	04/24/26(k)	4,345	4,468,847
2.500%	02/05/24	2,705	2,806,984

A4

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	260	$ 260,422

Total U.S. Government Agency Obligations (cost $16,789,169)			17,205,176
U.S. Treasury Obligations — 7.0%
U.S. Treasury Notes
2.125%	09/30/21(k)	3,910	3,945,892
2.250%	11/15/24	2,600	2,685,008
2.375%	08/15/24(k)	700	726,086
2.500%	05/15/24	390	406,057

Total U.S. Treasury Obligations (cost $7,612,865)			7,763,043

Total Long-Term Investments (cost $101,106,743)			102,905,951

	Shares
Short-Term Investments — 7.1%
Affiliated Mutual Funds — 7.0%
PGIM Core Short-Term Bond Fund(w)	627,259	5,789,603
PGIM Core Ultra Short Bond Fund(w)	1,693,055	1,693,055
PGIM Institutional Money Market Fund (cost $279,284; includes $277,807 of cash collateral for securities on loan)(b)(w)	279,231	279,258

Total Affiliated Mutual Funds (cost $7,785,484)		7,761,916

Options Purchased*~ — 0.1%
(cost $4,760)	104,097

Total Short-Term Investments (cost $7,790,244)	7,866,013

TOTAL INVESTMENTS—100.1% (cost $108,896,987)	110,771,964

Liabilities in excess of other assets(z) — (0.1)%	(56,677)

Net Assets — 100.0%	$ 110,715,287

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $272,026; cash collateral of $277,807 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		200	$ 175
A5

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. LLC	11/21/19	0.13%		—		100	$ 73
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		688	7,046
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		669	6,826
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		1,672	16,014
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		3,319	32,780
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		3,360	34,748
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		669	6,435
Total Options Purchased (cost $4,760)									$104,097
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
91	2 Year U.S. Treasury Notes	Dec. 2019	$19,610,500	$ (41,322)
328	5 Year U.S. Treasury Notes	Dec. 2019	39,080,688	(150,449)
27	10 Year U.S. Treasury Notes	Dec. 2019	3,518,438	(25,601)
13	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,494,781	(66,638)
				(284,010)
Short Positions:
26	90 Day Euro	Dec. 2020	6,404,125	6,949
234	10 Year U.S. Ultra Treasury Notes	Dec. 2019	33,323,062	265,398
65	20 Year U.S. Treasury Bonds	Dec. 2019	10,550,313	138,419
				410,766
				$ 126,756
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	$ 1,128	$ (7,413)	$ (8,541)
424	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(459)	4,669	5,128
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	48,899	48,727
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	56,489	53,215
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	2,268	2,117
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	(426,781)	(427,231)
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	(32,331)	(33,429)
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	(458,543)	(458,838)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(52,012)	(56,682)
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	(101,896)	(95,798)
5,100	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(46,732)	(140,321)	(93,589)
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	(277,558)	(265,200)
1,170	02/29/24	1.520%(S)	3 Month LIBOR(2)(Q)	—	2,511	2,511
3,600	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(102,960)	(102,960)
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	(108,795)	(121,960)
28,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	81,116	(897,505)	(978,621)
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	(20,270)	(20,690)
2,065	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(125,232)	(125,232)
2,960	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	4,050	(189,188)	(193,238)
32,248	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(22,217)	(2,885,624)	(2,863,407)
10,130	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	469	(922,149)	(922,618)
A6

AST BOND PORTFOLIO 2027 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
490	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	$ —	$ (21,504)	$ (21,504)
122	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(538)	(7,590)	(7,052)
5,910	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(10,541)	(321,949)	(311,408)
42,006	04/30/26	1.876%(S)	3 Month LIBOR(1)(Q)	(18,848)	(972,433)	(953,585)
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	(10,876)	(10,741)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(18,536)	(18,536)
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(50,473)	(49,930)
250,850	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	7,136,122	15,476,741	8,340,619
22,234	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(248,297)	(2,416,205)	(2,167,908)
1,725	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	169,046	180,988
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(28,832)	(28,832)
255	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(1,460)	(1,460)
				$6,867,872	$ 5,162,187	$(1,705,685)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7